Finance costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Finance (Income) Costs Explanatory [Line Items]
Interest expense on borrowings	$ 69	$ 74	$ 74
Rate used for capitalisation of interest	0.03%
IHG Rewards Club Loyalty Programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [Line Items]
Interest expense on borrowings	$ 7	$ 3	$ 2